Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Feb. 29, 2024
Warrants [Line Items]
Warrants issued (in Shares)			12,706	13,023
Warrants outstanding value			$ 377,774
Warrants expire			2 years	5 years
Outstanding shares of common stock	$ 30,000,000
Issuance exercise price per share (in Dollars per share)	$ 60
Purchase Agreement [Member]
Warrants [Line Items]
Warrants outstanding value				$ 677,130
Warrants [Member]
Warrants [Line Items]
Intrinsic value of warrants	$ 0	$ 0